Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.0%
		Basic Materials: 0.7%
500,000		Airgas, Inc., 2.900%, 11/15/2022	$508,928	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	1,033,351	0.1
800,000		Cabot Corp., 3.700%, 07/15/2022	822,378	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	533,089	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	530,720	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,271,328	0.1
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	69,413	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	435,442	0.0
900,000	(2)	International Paper Co., 3.000%, 02/15/2027	916,737	0.0
400,000		International Paper Co., 3.650%, 06/15/2024	421,120	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	797,439	0.0
1,000,000		International Paper Co., 4.350%, 08/15/2048	1,039,682	0.1
500,000		LYB International Finance BV, 4.000%, 07/15/2023	529,072	0.0
1,000,000		Mosaic Co/The, 4.250%, 11/15/2023	1,060,323	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	283,543	0.0
250,000		Newmont Goldcorp Corp., 3.625%, 06/09/2021	254,755	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,019,550	0.0
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	1,007,427	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	537,595	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	1,015,514	0.0
1,000,000	(2)	Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,047,697	0.1
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	2,027,701	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	304,204	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	455,002	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,486,760	0.1
			20,408,770	0.7

		Communications: 2.6%
1,000,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,015,521	0.0
1,000,000		Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,039,637	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/2022	305,409	0.0
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,041,160	0.0
1,000,000	(2)	Amazon.com, Inc., 3.150%, 08/22/2027	1,063,699	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,088,962	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,251,461	0.1
1,200,000		America Movil SAB de CV, 5.000%, 03/30/2020	1,215,796	0.1
500,000		AT&T, Inc., 3.200%, 03/01/2022	512,382	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	1,044,993	0.0
500,000		AT&T, Inc., 3.550%, 06/01/2024	523,485	0.0
1,014,000		AT&T, Inc., 4.100%, 02/15/2028	1,098,980	0.0
1,000,000	(2)	AT&T, Inc., 4.250%, 03/01/2027	1,089,097	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,099,398	0.1
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,356,664	0.1
500,000		AT&T, Inc., 4.650%, 06/01/2044	541,562	0.0
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,667,203	0.1
2,500,000		AT&T, Inc., 4.900%, 08/15/2037	2,845,021	0.1
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	2,021,093	0.1
300,000		CBS Corp., 3.700%, 08/15/2024	314,034	0.0
250,000		CBS Corp., 4.000%, 01/15/2026	266,730	0.0
1,000,000		CBS Corp., 4.300%, 02/15/2021	1,021,734	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	526,554	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,649,718	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,634,936	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	$1,220,242	0.1
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/2021	1,005,410	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/2021	1,015,287	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,073,749	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	2,070,811	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	778,371	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	527,739	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,326,913	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	800,398	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	859,888	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	864,315	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,176,935	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,204,440	0.1
1,500,000		Comcast Corp., 4.700%, 10/15/2048	1,841,065	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	469,850	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,216,717	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	770,546	0.0
500,000		Discovery Communications LLC, 3.500%, 06/15/2022	512,533	0.0
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	263,582	0.0
800,000		Discovery Communications LLC, 4.375%, 06/15/2021	827,383	0.0
300,000		eBay, Inc., 2.875%, 08/01/2021	303,282	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	537,391	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	105,541	0.0
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	513,993	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	582,788	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,555,855	0.1
500,000	(2)	Orange SA, 5.500%, 02/06/2044	664,431	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	307,091	0.0
500,000	(2)	Telefonica Emisiones SAU, 4.103%, 03/08/2027	546,326	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	826,651	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	711,278	0.0
1,800,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	1,879,452	0.1
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,016,140	0.0
750,000		Time Warner Cable LLC, 4.125%, 02/15/2021	763,665	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	985,550	0.0
1,000,000		Verizon Communications, Inc., 2.625%, 08/15/2026	1,013,836	0.0
1,000,000	(2)	Verizon Communications, Inc., 4.125%, 03/16/2027	1,104,614	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,799,380	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,883,622	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,572,354	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,003,270	0.1
248,000		Viacom, Inc., 3.875%, 04/01/2024	261,154	0.0
390,000		Viacom, Inc., 4.375%, 03/15/2043	402,717	0.0
440,000		Viacom, Inc., 5.850%, 09/01/2043	541,920	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/2023	511,688	0.0
1,500,000		Vodafone Group PLC, 3.750%, 01/16/2024	1,582,563	0.1
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,164,732	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,270,645	0.1
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	304,548	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	421,706	0.0
300,000	(2)	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	363,109	0.0
200,000		Walt Disney Co/The, 1.750%, 08/30/2024	198,191	0.0
250,000	(1)	Walt Disney Co/The, 4.750%, 09/15/2044	324,604	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,033,429	0.0
			80,118,919	2.6

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.8%
219,250		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	$225,652	0.0
896,978		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	916,312	0.0
219,063		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	233,498	0.0
1,148,296		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,184,163	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	498,188	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	771,713	0.0
828,937		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	832,792	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/2019	299,809	0.0
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	1,001,051	0.0
702,532		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	771,977	0.0
500,000		Ford Motor Co., 4.346%, 12/08/2026	501,203	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	260,537	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	574,086	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	491,115	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	500,794	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	247,581	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	1,022,351	0.1
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,362,029	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	860,836	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	505,960	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,011,593	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	768,142	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	497,655	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	514,732	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,086,548	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	523,651	0.0
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	3,255,559	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	529,898	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	512,383	0.0
500,000		Lear Corp., 5.250%, 05/15/2049	512,512	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	1,033,306	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	535,205	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	644,341	0.0
500,000	(2)	Macy's Retail Holdings, Inc., 2.875%, 02/15/2023	494,011	0.0
532,000	(2)	Macy's Retail Holdings, Inc., 3.625%, 06/01/2024	533,500	0.0
500,000	(2)	Marriott International, Inc./MD, 2.300%, 01/15/2022	500,290	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	507,162	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/2020	1,008,187	0.1
500,000		McDonald's Corp., 3.700%, 01/30/2026	537,188	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	467,112	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	595,190	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	448,975	0.0
1,250,000	(2)	Mohawk Industries, Inc., 3.850%, 02/01/2023	1,305,111	0.1
165,000		Newell Brands, Inc., 3.850%, 04/01/2023	170,247	0.0
193,000		Newell Brands, Inc., 5.375%, 04/01/2036	206,233	0.0
500,000	(2)	NIKE, Inc., 2.375%, 11/01/2026	509,782	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	530,449	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/2020	2,028,184	0.1
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	311,414	0.0
1,000,000		PACCAR Financial Corp., 2.050%, 11/13/2020	1,001,640	0.0
1,750,000	(2)	Starbucks Corp., 3.100%, 03/01/2023	1,810,887	0.1
500,000	(2)	Starbucks Corp., 3.550%, 08/15/2029	540,560	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
400,000		Tapestry, Inc., 4.250%, 04/01/2025	$418,975	0.0
750,000		Target Corp., 2.900%, 01/15/2022	770,706	0.0
1,000,000	(2)	Target Corp., 3.500%, 07/01/2024	1,071,455	0.1
500,000		TJX Cos, Inc./The, 2.500%, 05/15/2023	509,433	0.0
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/2023	595,126	0.0
1,000,000	(2)	Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,025,056	0.1
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,057,488	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	534,774	0.0
427,471		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	446,707	0.0
223,618		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	232,408	0.0
223,616		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	229,717	0.0
957,809		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	1,004,008	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/2019	250,038	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	255,963	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	258,660	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	263,845	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	266,296	0.0
250,000	(2)	Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	261,536	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	264,722	0.0
500,000		Walmart, Inc., 5.250%, 09/01/2035	667,394	0.0
1,000,000	(2)	Walmart, Inc., 1.900%, 12/15/2020	1,002,471	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,057,058	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,053,560	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,080,526	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,110,195	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/2025	314,698	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	211,092	0.0
			54,207,201	1.8

		Consumer, Non-cyclical: 4.5%
350,000		Abbott Laboratories, 3.400%, 11/30/2023	368,169	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	309,705	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	417,209	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	618,468	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,291,997	0.1
500,000	(2)	AbbVie, Inc., 2.300%, 05/14/2021	501,091	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/2020	501,192	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/2023	509,006	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,528,646	0.1
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,300,842	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	529,025	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	519,123	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,079,726	0.1
250,000		AbbVie, Inc., 4.700%, 05/14/2045	267,528	0.0
500,000		Allergan Finance LLC, 3.250%, 10/01/2022	510,997	0.0
1,000,000		Allergan Funding SCS, 3.000%, 03/12/2020	1,002,973	0.0
500,000		Allergan Funding SCS, 3.450%, 03/15/2022	512,619	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/2025	785,956	0.0
750,000		Allergan Funding SCS, 4.550%, 03/15/2035	797,957	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/2023	504,951	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	506,180	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	260,681	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	318,367	0.0
500,000		Altria Group, Inc., 2.850%, 08/09/2022	506,086	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	508,474	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,055,048	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	291,196	0.0
750,000		Altria Group, Inc., 4.800%, 02/14/2029	823,145	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	580,808	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	253,679	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000	(2)	Amgen, Inc., 2.250%, 08/19/2023	$503,356	0.0
250,000		Amgen, Inc., 3.625%, 05/22/2024	265,047	0.0
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,690,669	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,170,085	0.2
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	258,058	0.0
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,194,025	0.1
250,000		Anthem, Inc., 3.500%, 08/15/2024	262,216	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,053,279	0.1
750,000		Anthem, Inc., 4.101%, 03/01/2028	810,896	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	278,726	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	104,572	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	1,114,897	0.1
1,000,000		AstraZeneca PLC, 4.375%, 08/17/2048	1,189,331	0.1
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	1,980,464	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	535,965	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,012,768	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	241,639	0.0
1,870,000		Becton Dickinson & Co., 3.125%, 11/08/2021	1,902,204	0.1
750,000		Biogen, Inc., 4.050%, 09/15/2025	813,213	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	411,538	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	507,524	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,054,124	0.1
500,000	(2)	Cardinal Health, Inc., 3.200%, 03/15/2023	512,978	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	510,612	0.0
250,000		Celgene Corp., 3.625%, 05/15/2024	264,190	0.0
500,000		Celgene Corp., 3.875%, 08/15/2025	540,164	0.0
1,000,000		Celgene Corp., 3.900%, 02/20/2028	1,099,373	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/2023	1,063,559	0.1
500,000		Celgene Corp., 4.625%, 05/15/2044	595,161	0.0
500,000		Celgene Corp., 5.000%, 08/15/2045	628,229	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,127,142	0.1
500,000		Cigna Corp., 4.900%, 12/15/2048	574,242	0.0
750,000		Cigna Holding Co., 3.250%, 04/15/2025	773,262	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	769,308	0.0
1,000,000	(2)	Coca-Cola Co., 3.200%, 11/01/2023	1,054,167	0.1
1,000,000		Coca-Cola Co/The, 2.900%, 05/25/2027	1,054,064	0.1
750,000	(2)	Colgate-Palmolive Co., 2.250%, 11/15/2022	757,801	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	439,392	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,031,315	0.0
1,000,000		Constellation Brands, Inc., 3.600%, 02/15/2028	1,056,907	0.1
1,000,000		Constellation Brands, Inc., 4.400%, 11/15/2025	1,106,575	0.1
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	515,014	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	759,666	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	502,297	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	258,908	0.0
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	1,041,482	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	469,648	0.0
250,000		CVS Health Corp., 4.000%, 12/05/2023	264,364	0.0
1,000,000	(2)	CVS Health Corp., 4.300%, 03/25/2028	1,082,517	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,104,169	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,278,050	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,141,274	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	234,544	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/2023	763,909	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,052,310	0.0
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,116,321	0.1
500,000		Diageo Investment Corp., 2.875%, 05/11/2022	511,610	0.0
750,000		Keurig Dr Pepper, Inc., 2.000%, 01/15/2020	749,597	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	260,069	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	377,777	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	619,598	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/2027	789,473	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/2045	553,260	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	$500,036	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	532,059	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	322,493	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/2027	517,078	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/2024	261,267	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/2046	560,953	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	365,040	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	803,970	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	506,634	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	792,072	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	278,822	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	159,050	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	279,168	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	232,205	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	902,024	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	419,407	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	720,100	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	755,254	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,849,936	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	576,561	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	1,018,804	0.0
1,000,000	(2)	Johnson & Johnson, 2.900%, 01/15/2028	1,052,883	0.1
500,000		Johnson & Johnson, 2.950%, 03/03/2027	526,219	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,117,072	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	565,535	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	571,028	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	516,775	0.0
90,000		Kellogg Co., 4.000%, 12/15/2020	91,932	0.0
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	742,705	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/2025	785,742	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	237,762	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	534,225	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	526,736	0.0
1,000,000	(2)	Kroger Co., 2.650%, 10/15/2026	992,819	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/2023	1,055,033	0.1
250,000	(2)	Kroger Co/The, 4.450%, 02/01/2047	258,486	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,204,656	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	250,193	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	255,174	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	278,957	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/2020	353,126	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	309,618	0.0
445,000		Medtronic, Inc., 3.500%, 03/15/2025	478,027	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	863,325	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	92,534	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/2020	249,853	0.0
1,000,000		Merck & Co., Inc., 2.750%, 02/10/2025	1,036,042	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	283,489	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,164,787	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,208,844	0.1
1,000,000		Merck & Co., Inc., 4.000%, 03/07/2049	1,191,367	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/2042	553,569	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	209,757	0.0
500,000	(2)	Novartis Capital Corp., 2.400%, 05/17/2022	507,655	0.0
500,000	(2)	Novartis Capital Corp., 3.100%, 05/17/2027	531,894	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	531,815	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	578,555	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	504,548	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,066,697	0.1
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	298,497	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	769,471	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/2024	796,587	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000	(2)	Pfizer, Inc., 3.450%, 03/15/2029	$1,085,177	0.1
500,000		Pfizer, Inc., 3.600%, 09/15/2028	547,073	0.0
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,121,557	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,147,079	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	581,547	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	574,873	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,176,655	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	499,016	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/2020	499,788	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	758,103	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	506,199	0.0
500,000		Philip Morris International, Inc., 3.125%, 03/02/2028	514,189	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	260,842	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	513,863	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	559,139	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,418,636	0.1
1,000,000	(2)	Sanofi, 3.375%, 06/19/2023	1,049,783	0.0
1,000,000		Sanofi, 3.625%, 06/19/2028	1,108,408	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	753,699	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	532,746	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/2022	412,927	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	268,573	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	795,548	0.0
150,000		Unilever Capital Corp., 2.600%, 05/05/2024	154,092	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	527,074	0.0
1,000,000	(2)	Unilever Capital Corp., 3.500%, 03/22/2028	1,093,434	0.1
750,000		Unilever Capital Corp., 4.250%, 02/10/2021	772,360	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/2019	300,093	0.0
1,000,000		UnitedHealth Group, Inc., 2.375%, 10/15/2022	1,010,924	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	510,157	0.0
300,000	(2)	UnitedHealth Group, Inc., 2.875%, 12/15/2021	305,923	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	512,716	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	516,707	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	522,106	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,048,994	0.0
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,095,779	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,141,209	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	303,444	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	303,972	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/2020	506,533	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	555,304	0.0
			137,082,901	4.5

		Energy: 2.8%
219,000		Apache Corp., 3.250%, 04/15/2022	223,026	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	267,551	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	560,857	0.0
500,000	(2)	BP Capital Markets America, Inc., 2.112%, 09/16/2021	500,763	0.0
500,000		BP Capital Markets America, Inc., 2.520%, 09/19/2022	506,208	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,022,186	0.1
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	517,488	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	261,181	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	519,568	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,109,619	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		BP Capital Markets PLC, 2.315%, 02/13/2020	$500,561	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/2022	511,985	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	265,634	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	533,040	0.0
250,000	(2)	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	262,320	0.0
500,000	(2)	Chevron Corp., 1.991%, 03/03/2020	500,100	0.0
500,000		Chevron Corp., 2.100%, 05/16/2021	502,056	0.0
300,000		Chevron Corp., 2.355%, 12/05/2022	304,275	0.0
500,000	(2)	Chevron Corp., 2.498%, 03/03/2022	507,659	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	511,085	0.0
500,000		Chevron Corp., 2.895%, 03/03/2024	519,476	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	523,364	0.0
500,000	(2)	Chevron Corp., 3.326%, 11/17/2025	537,001	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	508,145	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	783,052	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	802,793	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	317,201	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	142,235	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	579,727	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/2026	576,936	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/2039	2,898,058	0.1
500,000	(2)	Ecopetrol SA, 4.125%, 01/16/2025	528,925	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	261,286	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	274,679	0.0
500,000		Energy Transfer Operating L.P., 3.600%, 02/01/2023	513,961	0.0
500,000		Energy Transfer Operating L.P., 4.150%, 10/01/2020	507,519	0.0
800,000		Energy Transfer Operating L.P., 6.125%, 12/15/2045	939,411	0.0
1,809,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	2,173,076	0.1
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	505,471	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	531,938	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	106,461	0.0
500,000	(2)	Enterprise Products Operating LLC, 3.950%, 02/15/2027	542,770	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	328,819	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,265,514	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,033,292	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/2020	400,582	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	1,988,958	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	276,736	0.0
250,000		Equinor ASA, 2.250%, 11/08/2019	250,005	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	253,591	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	554,086	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	571,836	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	514,068	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	525,027	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	594,883	0.0
500,000		Halliburton Co., 3.500%, 08/01/2023	519,648	0.0
500,000		Halliburton Co., 3.800%, 11/15/2025	530,651	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	540,598	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	555,838	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,110,618	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	507,674	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	517,946	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	173,906	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	428,081	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	459,222	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,732,735	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	$540,995	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/2046	556,279	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	590,893	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,504,820	0.1
500,000		Marathon Oil Corp., 2.800%, 11/01/2022	503,291	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	260,174	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	564,232	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	430,807	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,043,615	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,098,525	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	314,730	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	765,209	0.0
1,000,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	1,016,532	0.1
500,000		Occidental Petroleum Corp., 4.100%, 02/15/2047	487,806	0.0
1,000,000		Occidental Petroleum Corp., 4.500%, 07/15/2044	1,019,012	0.1
250,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	258,648	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,239,259	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/2025	123,100	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	515,625	0.0
2,500,000		Petroleos Mexicanos, 5.350%, 02/12/2028	2,395,325	0.1
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	428,825	0.0
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/2038	1,912,500	0.1
1,000,000		Phillips 66, 2.732%, (US0003M + 0.600%), 02/26/2021	1,000,052	0.1
1,500,000	(2)	Phillips 66, 3.900%, 03/15/2028	1,618,742	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	289,213	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	520,567	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/2023	300,218	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	282,197	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	803,015	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	244,573	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/2021	499,252	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/2020	502,213	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	1,085,019	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,060,322	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	559,272	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,731,713	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	302,737	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	653,976	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	2,003,831	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	511,223	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/2021	513,725	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	507,302	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/2021	2,060,779	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	514,213	0.0
500,000		Total Capital International SA, 2.750%, 06/19/2021	506,852	0.0
1,500,000		Total Capital SA, 4.450%, 06/24/2020	1,526,311	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,274,252	0.1
1,000,000	(2)	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,491,379	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,296,321	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	423,231	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	532,128	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	548,562	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	$561,397	0.0
400,000		Williams Partners L.P., 3.600%, 03/15/2022	411,015	0.0
			86,300,765	2.8

		Financial: 9.6%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,053,305	0.1
500,000		American International Group, Inc., 3.300%, 03/01/2021	507,994	0.0
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,056,979	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	1,003,467	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	284,270	0.0
500,000		American International Group, Inc., 4.875%, 06/01/2022	534,441	0.0
500,000		Air Lease Corp., 3.000%, 09/15/2023	508,057	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	513,006	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/2023	1,558,722	0.1
1,000,000		Allstate Corp., 3.280%, 12/15/2026	1,068,267	0.1
750,000		American Express Co., 3.000%, 10/30/2024	775,125	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,039,085	0.1
500,000		American Express Credit Corp., 2.200%, 03/03/2020	500,146	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	508,270	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,068,303	0.1
500,000		American Tower Corp., 3.375%, 10/15/2026	521,029	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,036,769	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	791,386	0.0
667,000		American Tower Corp., 4.700%, 03/15/2022	706,773	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	534,122	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,091,836	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	575,396	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	588,453	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	440,231	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	512,314	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	512,559	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	611,649	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	821,346	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	629,210	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	428,306	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	441,708	0.0
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	1,005,981	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	507,771	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,030,738	0.1
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,068,944	0.1
1,000,000	(3)	Bank of America Corp., 3.366%, 01/23/2026	1,043,270	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,489,553	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,064,403	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	520,247	0.0
750,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	799,416	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,096,999	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,592,606	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,378,283	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,084,491	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,181,485	0.1
750,000	(2)	Bank of Montreal, 2.350%, 09/11/2022	758,844	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	1,038,030	0.1
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	507,077	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	760,564	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,027,354	0.1
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	791,619	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	530,408	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	502,223	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	503,900	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	722,331	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	507,404	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(2)	Bank of Nova Scotia, 1.850%, 04/14/2020	$998,857	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	544,353	0.0
750,000		Barclays PLC, 2.875%, 06/08/2020	751,626	0.0
750,000		Barclays PLC, 3.250%, 01/12/2021	756,113	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	793,077	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,065,049	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	283,380	0.0
500,000		BB&T Corp., 2.150%, 02/01/2021	500,942	0.0
250,000		BB&T Corp., 2.450%, 01/15/2020	250,178	0.0
750,000		BB&T Corp., 2.850%, 10/26/2024	770,327	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/2022	1,039,947	0.1
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,173,558	0.1
1,000,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	1,026,361	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,057,408	0.1
500,000		BlackRock, Inc., 5.000%, 12/10/2019	502,734	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/2023	520,469	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	1,042,910	0.1
1,000,000	(1),(2)	BPCE SA, 3.250%, 01/11/2028	1,045,348	0.1
500,000		Branch Banking & Trust Co., 3.625%, 09/16/2025	531,927	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/2026	431,214	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	513,524	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	514,524	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	517,908	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	526,047	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	520,452	0.0
500,000	(2)	Capital One Financial Corp., 3.800%, 01/31/2028	529,521	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	533,301	0.0
250,000		Capital One NA, 2.150%, 09/06/2022	249,894	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,019,136	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,049,321	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,399,921	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	766,963	0.0
500,000		Citibank NA, 2.100%, 06/12/2020	500,214	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	761,025	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	507,054	0.0
1,000,000	(2),(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,018,997	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	523,093	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,036,983	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,095,411	0.1
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,606,427	0.1
1,000,000	(2),(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,091,062	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	785,448	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,616,303	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	743,115	0.0
500,000	(2)	Citigroup, Inc., 4.300%, 11/20/2026	538,458	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	538,014	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,091,963	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	546,056	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	987,361	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	1,005,948	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	503,554	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	327,843	0.0
500,000		Comerica Bank, 2.500%, 06/02/2020	501,380	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	265,077	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	519,222	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	521,115	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	540,159	0.0
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,521,065	0.4
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	767,287	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	807,113	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	$1,016,732	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,044,885	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,027,549	0.1
750,000		Deutsche Bank AG/New York NY, 2.950%, 08/20/2020	749,813	0.0
500,000		Deutsche Bank AG/New York NY, 3.150%, 01/22/2021	499,013	0.0
400,000	(2)	Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	401,411	0.0
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	806,026	0.0
500,000		Discover Bank, 3.100%, 06/04/2020	502,759	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	507,744	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	531,847	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	430,599	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	527,434	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	601,460	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	758,313	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,031,604	0.1
1,000,000		Fifth Third Bancorp, 3.950%, 03/14/2028	1,095,681	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	429,355	0.0
500,000		Fifth Third Bank/Cincinnati OH, 2.200%, 10/30/2020	501,010	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	250,085	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,094,966	0.2
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/2021	504,572	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,598,682	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	513,853	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	520,502	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	529,415	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	530,512	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	530,750	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	500,068	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	529,910	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,060,173	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	808,332	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,402,296	0.2
250,000		HCP, Inc., 3.875%, 08/15/2024	266,497	0.0
500,000		HCP, Inc., 4.000%, 06/01/2025	532,721	0.0
500,000	(2)	Service Properties Trust, 4.500%, 06/15/2023	515,082	0.0
500,000		Service Properties Trust, 5.000%, 08/15/2022	522,923	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	406,233	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,042,336	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	805,659	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	325,121	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	536,646	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	555,102	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	515,020	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,584,086	0.2
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	264,439	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,050,648	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	511,459	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,000,073	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	969,182	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	513,654	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	777,637	0.0
750,000	(2),(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	777,307	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,057,827	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	790,694	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,072,026	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	824,888	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,093,287	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	$1,100,117	0.1
1,000,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	1,169,030	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	4,224,495	0.2
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	3,168,212	0.1
1,000,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,001,722	0.0
500,000		Kemper Corp., 4.350%, 02/15/2025	528,653	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	502,728	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	756,530	0.0
1,000,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	1,020,381	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	521,687	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	435,499	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	269,290	0.0
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	998,194	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	2,001,658	0.1
3,000,000		Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,035,487	0.1
10,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,223,751	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/2026	770,853	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/2026	789,610	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,058,432	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	523,833	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	501,249	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	757,977	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	510,530	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,047,216	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	528,576	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	267,883	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,009,701	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,007,411	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	520,992	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	552,093	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	658,200	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,040,084	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	423,150	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,093,830	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	515,127	0.0
500,000		MetLife, Inc., 4.050%, 03/01/2045	560,243	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	446,224	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	361,726	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	500,210	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	806,709	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	436,265	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	517,841	0.0
500,000	(2)	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	534,393	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	805,597	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	504,044	0.0
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/2027	519,312	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	526,226	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	559,525	0.0
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	1,006,701	0.0
750,000		Morgan Stanley, 2.625%, 11/17/2021	757,093	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,026,475	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	515,367	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,847,298	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	793,268	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Morgan Stanley, 3.700%, 10/23/2024	$530,037	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,069,571	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	798,474	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	536,881	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	793,234	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,053,710	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	809,503	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	542,488	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	858,174	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,121,326	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	504,963	0.0
500,000	(2)	National Australia Bank Ltd./New York, 2.800%, 01/10/2022	509,314	0.0
1,000,000	(2)	National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,024,432	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	321,814	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/2022	303,310	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	770,321	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	272,246	0.0
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	1,985,544	0.1
500,000		PNC Bank NA, 2.450%, 07/28/2022	505,392	0.0
500,000		PNC Bank NA, 2.625%, 02/17/2022	507,096	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	507,436	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	790,540	0.0
500,000		PNC Bank NA, 3.250%, 06/01/2025	524,040	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	530,758	0.0
500,000		PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	510,100	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/2022	516,142	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	530,068	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	309,893	0.0
1,000,000	(2)	Principal Financial Group, Inc., 3.300%, 09/15/2022	1,029,868	0.1
1,000,000		Private Export Funding Corp., 2.250%, 03/15/2020	1,000,535	0.0
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	1,003,015	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,076,343	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,074,726	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,122,729	0.1
500,000		Prologis L.P., 4.250%, 08/15/2023	538,496	0.0
400,000		Protective Life Corp., 7.375%, 10/15/2019	400,731	0.0
1,000,000	(2)	Prudential Financial, Inc., 3.878%, 03/27/2028	1,099,527	0.1
500,000	(2),(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	530,760	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,076,775	0.1
750,000	(2)	Public Storage, 2.370%, 09/15/2022	757,598	0.0
250,000		Public Storage, 3.094%, 09/15/2027	262,940	0.0
500,000	(2)	Raymond James Financial, Inc., 3.625%, 09/15/2026	523,596	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	428,199	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	330,761	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/2021	1,012,579	0.0
500,000		Royal Bank of Canada, 2.125%, 03/02/2020	500,403	0.0
1,000,000		Royal Bank of Canada, 2.150%, 10/26/2020	1,001,929	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,018,373	0.0
500,000	(2)	Royal Bank of Canada, 4.650%, 01/27/2026	552,745	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	547,146	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	500,989	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/2021	756,230	0.0
1,000,000	(2)	Simon Property Group L.P., 3.375%, 03/15/2022	1,032,978	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	528,371	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/2044	574,281	0.0
750,000	(3)	State Street Corp., 2.653%, 05/15/2023	762,590	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,553,450	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	536,066	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	$498,634	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	502,698	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	502,541	0.0
750,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	761,631	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	507,626	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	526,356	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	529,172	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	534,092	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	500,136	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/2023	509,213	0.0
1,000,000		SunTrust Bank/Atlanta GA, 3.000%, 02/02/2023	1,025,619	0.1
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	519,330	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/2022	505,768	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/2021	505,335	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	255,889	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	316,721	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	267,033	0.0
500,000	(2)	Tanger Properties L.P., 3.125%, 09/01/2026	491,744	0.0
750,000	(1),(2)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	760,479	0.0
1,000,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	1,011,372	0.0
500,000	(2)	Toronto-Dominion Bank/The, 3.000%, 06/11/2020	503,595	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	510,642	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,046,621	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	860,702	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	504,391	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	506,133	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	768,059	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	794,752	0.0
500,000	(3)	US Bancorp, 5.125%, 12/31/2199	514,175	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	500,129	0.0
1,000,000	(3)	US Bank NA/Cincinnati OH, 3.104%, 05/21/2021	1,006,314	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	261,975	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	527,727	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	541,203	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/2020	1,104,506	0.1
750,000	(2)	Visa, Inc., 2.750%, 09/15/2027	787,115	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/2022	1,029,452	0.1
500,000		Visa, Inc., 3.150%, 12/14/2025	533,522	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	620,894	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,528,702	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,026,465	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,060,217	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	547,352	0.0
4,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	4,146,592	0.2
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,198,696	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,273,182	0.1
1,000,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,007,361	0.0
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,071,592	0.1
500,000		Welltower, Inc., 4.000%, 06/01/2025	534,824	0.0
1,000,000	(2)	Westpac Banking Corp., 2.750%, 01/11/2023	1,021,102	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	793,465	0.0
			294,270,480	9.6

		Industrial: 2.1%
750,000		3M Co., 2.250%, 09/19/2026	750,311	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	1,038,903	0.1
100,000		3M Co., 3.000%, 08/07/2025	104,985	0.0
200,000		3M Co., 3.875%, 06/15/2044	219,129	0.0
1,000,000	(2)	3M Co., 4.000%, 09/14/2048	1,127,268	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	$1,330,892	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/2023	1,051,648	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	408,352	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/2019	751,195	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	501,155	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	511,693	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	503,675	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	543,313	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	515,717	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/2021	1,025,204	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	583,130	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	595,227	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	616,904	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	502,655	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	1,004,945	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	896,594	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	961,944	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	203,411	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	306,402	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	533,521	0.0
500,000		Caterpillar, Inc., 2.600%, 06/26/2022	508,198	0.0
250,000		Caterpillar, Inc., 3.400%, 05/15/2024	264,453	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,127,719	0.1
1,250,000	(2)	Caterpillar, Inc., 4.300%, 05/15/2044	1,503,137	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	536,446	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	545,314	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,132,350	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	577,514	0.0
1,010,000		Dover Corp., 4.300%, 03/01/2021	1,032,770	0.1
1,000,000	(2)	FedEx Corp., 3.400%, 02/15/2028	1,031,464	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	193,824	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	537,793	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	504,481	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	558,112	0.0
500,000		General Electric Co., 2.700%, 10/09/2022	501,475	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	517,333	0.0
2,600,000	(2)	Honeywell International, Inc., 3.812%, 11/21/2047	2,997,069	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	529,760	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	584,847	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	250,478	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 3.800%, 03/21/2029	532,858	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 4.500%, 03/21/2049	571,409	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	284,850	0.0
750,000	(2)	John Deere Capital Corp., 2.800%, 03/04/2021	759,185	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,029,167	0.0
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	1,032,660	0.1
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	528,026	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,083,003	0.1
373,000		Johnson Controls International plc, 3.625%, 07/02/2024	391,023	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	272,353	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	28,061	0.0
800,000	(1)	L3Harris Technologies, Inc., 4.950%, 02/15/2021	822,174	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/2020	502,319	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/2023	515,966	0.0
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,073,121	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	$1,350,430	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	599,844	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	636,680	0.0
642,000		Norfolk Southern Corp., 3.942%, 11/01/2047	700,911	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,085,466	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/2045	578,215	0.0
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	440,526	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	773,736	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	551,899	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,135,369	0.1
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	209,399	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	281,845	0.0
2,000,000		Republic Services, Inc., 5.250%, 11/15/2021	2,129,493	0.1
500,000		Ryder System, Inc., 2.500%, 05/11/2020	500,910	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	307,544	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	764,533	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	510,836	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	508,387	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	259,226	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	265,262	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	269,398	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	828,795	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/2043	561,698	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,034,458	0.1
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,049,138	0.1
500,000		United Technologies Corp., 3.650%, 08/16/2023	529,223	0.0
500,000		United Technologies Corp., 3.950%, 08/16/2025	547,773	0.0
500,000		United Technologies Corp., 4.125%, 11/16/2028	566,290	0.0
500,000		United Technologies Corp., 4.150%, 05/15/2045	575,559	0.0
1,000,000		United Technologies Corp., 4.450%, 11/16/2038	1,192,719	0.1
406,000		United Technologies Corp., 6.125%, 07/15/2038	559,420	0.0
500,000		United Technologies Corp., 3.350%, 08/16/2021	513,043	0.0
500,000		United Technologies Corp., 4.500%, 06/01/2042	600,908	0.0
1,000,000		United Technologies Corp., 4.625%, 11/16/2048	1,253,252	0.1
			65,121,070	2.1

		Technology: 1.8%
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	538,202	0.0
500,000		Apple, Inc., 2.150%, 02/09/2022	503,972	0.0
1,000,000		Apple, Inc., 2.250%, 02/23/2021	1,004,785	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,016,986	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,016,599	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	761,861	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	781,314	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,060,156	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,060,692	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,070,959	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	532,710	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	533,006	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,124,107	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	487,241	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	608,413	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	544,999	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/2022	412,375	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	270,793	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,023,815	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,006,061	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	412,543	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	435,830	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	$451,417	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	528,016	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,025,462	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	506,512	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	529,838	0.0
321,000		HP, Inc., 3.750%, 12/01/2020	326,347	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/2020	998,201	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/2021	1,035,659	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,031,775	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,046,228	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,063,569	0.1
1,000,000	(2)	Intel Corp., 3.150%, 05/11/2027	1,066,623	0.1
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,908,799	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	304,463	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	506,087	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	427,396	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	827,987	0.0
750,000		Microsoft Corp., 1.550%, 08/08/2021	747,055	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,020,022	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	1,020,980	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/2025	1,038,659	0.1
500,000		Microsoft Corp., 2.875%, 02/06/2024	521,757	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	532,101	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,618,298	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	276,848	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	803,188	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	286,939	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	592,214	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,198,150	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,243,190	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,264,629	0.1
250,000		Microsoft Corp., 4.875%, 12/15/2043	329,877	0.0
250,000		NetApp, Inc., 3.375%, 06/15/2021	254,493	0.0
1,000,000		Oracle Corp., 1.900%, 09/15/2021	999,954	0.0
500,000		Oracle Corp., 2.250%, 10/08/2019	500,010	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	507,891	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	761,514	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,038,678	0.1
750,000		Oracle Corp., 2.950%, 05/15/2025	780,762	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,061,450	0.1
500,000		Oracle Corp., 3.400%, 07/08/2024	528,024	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	442,207	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	834,418	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	850,950	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	209,762	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,954,912	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	512,760	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	1,003,286	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	418,768	0.0
			54,945,544	1.8

		Utilities: 2.1%
500,000		Alabama Power Co., 4.150%, 08/15/2044	568,402	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/2022	305,414	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	288,868	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	577,068	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	875,031	0.1
250,000		Arizona Public Service Co., 2.200%, 01/15/2020	249,971	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	775,237	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	419,780	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	579,812	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	580,014	0.0
1,000,000	(2)	Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,044,341	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/2046	520,367	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,668,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	$2,313,603	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	779,091	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	263,685	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	304,363	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	229,503	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	585,382	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	594,314	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	480,410	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/2022	306,200	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	572,004	0.0
200,000		Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	199,995	0.0
210,000		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	211,501	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	211,830	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	295,165	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	418,100	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	421,951	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	508,618	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	516,524	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	530,578	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	600,647	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,102,719	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	172,030	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	870,757	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	529,838	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	425,934	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	426,985	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	541,057	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/2035	1,758,917	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	932,466	0.1
760,000		Exelon Generation Co. LLC, 5.200%, 10/01/2019	760,000	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	525,253	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	833,365	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,734,102	0.1
500,000		Georgia Power Co., 3.250%, 04/01/2026	517,089	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	606,011	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,088,370	0.1
1,000,000	(2)	ITC Holdings Corp., 3.350%, 11/15/2027	1,055,399	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	263,168	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	650,882	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,217,402	0.1
500,000	(2)	MidAmerican Energy Co., 3.100%, 05/01/2027	526,443	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	571,244	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,170,850	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	335,790	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,090,286	0.1
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/2020	250,903	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,067,620	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	579,404	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	272,719	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	292,799	0.0
750,000	(2)	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	787,854	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,172,907	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	871,649	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	277,570	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	PSEG Power LLC, 3.000%, 06/15/2021	$505,218	0.0
1,910,000	Public Service Co. of Colorado, 3.200%, 11/15/2020	1,925,164	0.1
1,000,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	1,105,843	0.1
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	585,299	0.0
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/2023	1,013,321	0.1
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/2043	836,482	0.0
250,000	Public Service Electric & Gas Co., 4.000%, 06/01/2044	278,668	0.0
500,000	Sempra Energy, 2.850%, 11/15/2020	503,225	0.0
750,000	Sempra Energy, 3.550%, 06/15/2024	782,547	0.0
250,000	Sempra Energy, 3.750%, 11/15/2025	264,489	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	762,705	0.0
250,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	334,622	0.0
1,372,234	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,485,783	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	526,361	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	808,174	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	577,400	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	594,648	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,131,083	0.1
500,000	Southern Power Co., 4.150%, 12/01/2025	542,140	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	264,397	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	331,798	0.0
500,000	Virginia Electric & Power Co., 4.450%, 02/15/2044	588,405	0.0
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/2037	2,050,293	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/2042	1,132,926	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/2043	598,643	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	283,595	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/2044	561,101	0.0
		65,781,881	2.1

	Total Corporate Bonds/Notes
	(Cost $797,528,884)	858,237,531	28.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,450,585	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,502,943	0.0
1,394,220	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,580,815	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,002,302)	3,083,758	0.1

MUNICIPAL BONDS: 1.2%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	7,180,928	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,917,314	0.1

	New Jersey: 0.3%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,378,791	0.2
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	3,162,431	0.1
		8,541,222	0.3

	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	5,061,249	0.2

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/2041	5,463,416	0.2

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	5,158,686	0.2

	Total Municipal Bonds
	(Cost $26,854,747)	36,322,815	1.2

U.S. TREASURY OBLIGATIONS: 37.1%
	U.S. Treasury Bonds: 6.8%
61,613,000	2.875%,05/15/2049	71,933,178	2.4
10,659,000	2.250%,08/15/2046	10,941,505	0.4
7,000,000	2.500%,02/15/2046	7,544,004	0.3
9,072,000	2.500%,05/15/2046	9,780,218	0.3
2,000	2.750%,11/15/2042	2,247	0.0
9,022,000	3.000%,11/15/2044	10,607,017	0.3
10,042,000	3.000%,11/15/2045	11,856,032	0.4
26,600	3.000%,02/15/2049	31,748	0.0
2,882,000	3.125%,02/15/2043	3,440,500	0.1
5,686,000	3.125%,08/15/2044	6,819,424	0.2
13,888,000	3.625%,08/15/2043	17,928,269	0.6
14,092,000	3.625%,02/15/2044	18,234,553	0.6

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
13,251,000		3.750%,11/15/2043	$17,446,287	0.6
7,845,000		3.875%,08/15/2040	10,380,835	0.3
6,505,000		4.375%,05/15/2040	9,157,820	0.3
830,000		6.000%,02/15/2026	1,050,744	0.0
			207,154,381	6.8

		U.S. Treasury Notes: 30.3%
25,000	(2)	1.500%,08/31/2021	24,928	0.0
80,952,000		1.625%,09/30/2026	80,975,717	2.6
55,323,000	(2)	1.625%,08/15/2029	55,089,606	1.8
10,000,000		1.125%,02/28/2021	9,913,086	0.3
8,000,000		1.125%,08/31/2021	7,920,156	0.3
1,000		1.250%,10/31/2019	999	0.0
13,040,000		1.250%,10/31/2021	12,935,833	0.4
933,000		1.375%,01/31/2020	931,360	0.0
10,000,000		1.375%,10/31/2020	9,954,492	0.3
37,540,000		1.375%,04/30/2021	37,342,035	1.2
7,000,000		1.375%,08/31/2023	6,949,964	0.2
5,000,000		1.375%,09/30/2023	4,963,869	0.2
7,002,000		1.500%,11/30/2019	6,995,705	0.2
752,000		1.500%,05/31/2020	750,208	0.0
131,181,000		1.500%,09/30/2021	130,868,421	4.3
4,833,000		1.500%,01/31/2022	4,820,823	0.2
60,292,000		1.500%,09/15/2022	60,186,018	2.0
10,000,000		1.500%,02/28/2023	9,976,367	0.3
10,000,000		1.500%,03/31/2023	9,979,492	0.3
97,797,000		1.500%,09/30/2024	97,573,518	3.2
4,790,000		1.625%,12/31/2019	4,786,164	0.2
2,976,000		1.625%,08/15/2022	2,980,592	0.1
6,480,000		1.625%,04/30/2023	6,490,758	0.2
10,184,000		1.625%,05/31/2023	10,206,675	0.3
4,046,000		1.625%,10/31/2023	4,056,036	0.1
24,847,000		1.625%,02/15/2026	24,862,044	0.8
7,810,000		1.750%,04/30/2022	7,841,576	0.3
168,000		1.750%,07/15/2022	168,699	0.0
18,000,000		1.750%,09/30/2022	18,094,570	0.6
69,000		1.750%,01/31/2023	69,381	0.0
8,000,000		1.875%,11/30/2021	8,042,969	0.3
10,000,000		1.875%,05/31/2022	10,075,586	0.3
3,003,000		1.875%,08/31/2022	3,028,807	0.1
10,000		1.875%,06/30/2026	10,167	0.0
12,097,000		2.000%,02/28/2021	12,140,710	0.4
8,063,000		2.000%,12/31/2021	8,129,929	0.3
4,000,000		2.000%,07/31/2022	4,047,188	0.1
17,133,000		2.000%,11/15/2026	17,573,037	0.6
20,498,000		2.125%,01/31/2021	20,593,684	0.7
3,700,000		2.125%,09/30/2021	3,734,615	0.1
3,774,000		2.125%,12/31/2021	3,815,720	0.1
10,105,000		2.125%,06/30/2022	10,253,417	0.3
5,000,000		2.125%,11/30/2023	5,111,035	0.2
20,000,000		2.125%,05/15/2025	20,573,047	0.7
51,000		2.250%,04/30/2021	51,415	0.0
3,011,000		2.250%,12/31/2023	3,095,273	0.1
19,000		2.250%,04/30/2024	19,578	0.0
26,457,000		2.250%,11/15/2024	27,335,455	0.9
1,352,000		2.250%,11/15/2025	1,402,515	0.0
19,590,000		2.375%,12/31/2020	19,731,568	0.6
373,000		2.375%,04/30/2026	390,645	0.0
68,000		2.375%,05/15/2029	72,242	0.0
9,874,000		2.500%,05/15/2024	10,284,388	0.3
11,396,000		2.750%,09/15/2021	11,640,391	0.4
36,569,500		2.750%,11/15/2023	38,290,124	1.3
37,052,000		2.750%,02/15/2024	38,904,600	1.3
16,545,000		2.875%,10/31/2020	16,732,424	0.5
7,790,000		3.500%,05/15/2020	7,868,965	0.3
			930,658,586	30.3

	Total U.S. Treasury Obligations
	(Cost $1,107,971,233)		1,137,812,967	37.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.3%
		Federal Home Loan Mortgage Corporation: 7.1%(4)
5,860,351		3.000%,04/01/2045	6,019,902	0.2
6,356,911		3.000%,04/01/2045	6,545,764	0.2
25,986,000		3.000%,05/01/2045	26,645,607	0.9
9,239,896		3.000%,11/01/2046	9,537,481	0.3
9,654,501		3.000%,11/01/2047	9,940,899	0.3
347,719		3.500%,01/01/2042	365,593	0.0
1,914,132		3.500%,01/01/2042	2,012,839	0.1
6,121,860		3.500%,08/01/2042	6,421,850	0.2
23,498,103		3.500%,04/01/2043	24,651,591	0.8
25,262,625		3.500%,02/01/2044	26,501,177	0.9
9,048,057		3.500%,12/01/2046	9,441,980	0.3
6,330,349		3.500%,12/01/2047	6,606,952	0.2
26,329,339		3.500%,03/01/2048	27,695,379	0.9
850,432		4.000%,01/01/2025	885,443	0.0
130,641		4.000%,08/01/2040	139,689	0.0
1,578,642		4.000%,04/01/2041	1,688,041	0.1
1,345,591		4.000%,05/01/2041	1,439,201	0.1
63,276		4.000%,08/01/2041	67,677	0.0
204,380		4.000%,12/01/2041	218,627	0.0
1,114,215		4.000%,01/01/2042	1,191,865	0.1
2,929,993		4.000%,03/01/2042	3,134,094	0.1
83,048		4.000%,12/01/2042	89,040	0.0
868,999		4.000%,02/01/2044	941,210	0.1
764,838		4.000%,07/01/2045	808,054	0.0
846,217		4.000%,09/01/2045	893,476	0.0
580,283		4.000%,09/01/2045	610,622	0.0
653,327		4.000%,09/01/2045	690,005	0.0
2,041,197		4.000%,05/01/2046	2,151,602	0.1
795,206		4.000%,11/01/2047	834,973	0.0
1,032,471		4.000%,03/01/2048	1,081,171	0.1
4,268		4.500%,04/01/2023	4,438	0.0
74,268		4.500%,03/01/2039	80,504	0.0
227,350		4.500%,08/01/2039	246,502	0.0
276,281		4.500%,09/01/2039	299,623	0.0
549,258		4.500%,09/01/2039	595,521	0.0
365,450		4.500%,09/01/2039	396,200	0.0
607,685		4.500%,10/01/2039	658,750	0.0
760,580		4.500%,12/01/2039	825,038	0.0
240,310		4.500%,03/01/2040	260,653	0.0
495,997		4.500%,04/01/2040	538,048	0.0
102,178		4.500%,06/01/2040	110,822	0.0
520,351		4.500%,07/01/2040	564,300	0.0
586,008		4.500%,07/01/2040	635,451	0.0
551,552		4.500%,08/01/2040	598,153	0.0
172,593		4.500%,08/01/2040	187,174	0.0
169,878		4.500%,03/01/2041	184,221	0.0
605,352		4.500%,03/01/2041	656,503	0.0
242,041		4.500%,04/01/2041	262,513	0.0
704,845		4.500%,06/01/2041	764,043	0.0
601,381		4.500%,07/01/2041	652,259	0.0
92,662		4.500%,08/01/2041	98,634	0.0
3,957,618		4.500%,08/01/2041	4,293,274	0.2
4,158,910		4.500%,07/01/2048	4,376,767	0.2
17,304		5.000%,03/01/2034	19,116	0.0
113,871		5.000%,12/01/2034	125,921	0.0
368,394		5.000%,08/01/2035	407,281	0.0
128,476		5.000%,08/01/2035	141,844	0.0
158,096		5.000%,10/01/2035	174,670	0.0
119,692		5.000%,10/01/2035	132,348	0.0
117,274		5.000%,10/01/2035	129,480	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
281,204	5.000%,12/01/2035	$310,978	0.0
37,800	5.000%,04/01/2036	41,735	0.0
126,837	5.000%,11/01/2036	140,198	0.0
89,895	5.000%,02/01/2037	99,418	0.0
72,032	5.000%,05/01/2037	79,669	0.0
1,046,324	5.000%,10/01/2037	1,156,635	0.1
184,708	5.000%,03/01/2038	204,276	0.0
618,067	5.000%,03/01/2038	683,654	0.0
542,961	5.000%,03/01/2038	600,382	0.0
180,801	5.000%,04/01/2038	199,622	0.0
19,102	5.000%,10/01/2038	21,106	0.0
74,491	5.000%,06/01/2040	82,421	0.0
186,164	5.000%,08/01/2040	205,982	0.0
452,212	5.000%,04/01/2041	499,085	0.0
867,649	5.009%, (US0012M + 1.900%),02/01/2042	909,533	0.1
54,473	5.490%,02/01/2037	58,929	0.0
133,911	5.500%,12/01/2024	138,805	0.0
89,849	5.500%,09/01/2034	101,719	0.0
97,156	5.500%,01/01/2035	109,445	0.0
1,032,900	5.500%,09/01/2035	1,169,572	0.1
46,680	5.500%,09/01/2035	52,742	0.0
890,191	5.500%,10/01/2035	1,006,101	0.1
67,854	5.500%,03/01/2036	76,440	0.0
308,113	5.500%,03/01/2036	348,878	0.0
50,399	5.500%,05/01/2036	56,920	0.0
271,368	5.500%,06/01/2036	307,265	0.0
4,286	5.500%,07/01/2036	4,853	0.0
109,985	5.500%,07/01/2036	124,541	0.0
17,568	5.500%,07/01/2036	19,893	0.0
22,097	5.500%,10/01/2036	24,898	0.0
122,181	5.500%,11/01/2036	138,221	0.0
11,716	5.500%,12/01/2036	12,668	0.0
68,573	5.500%,12/01/2036	77,571	0.0
89,667	5.500%,12/01/2036	101,416	0.0
14,294	5.500%,02/01/2037	16,145	0.0
81,198	5.500%,02/01/2037	91,864	0.0
28,148	5.500%,05/01/2037	31,741	0.0
4,055	5.500%,06/01/2037	4,584	0.0
42,178	5.500%,12/01/2037	46,704	0.0
24,392	5.500%,03/01/2038	27,531	0.0
13,487	5.500%,06/01/2038	15,232	0.0
5,835	5.500%,06/01/2038	6,575	0.0
10,740	5.500%,08/01/2038	12,064	0.0
2,343	5.500%,10/01/2038	2,598	0.0
804,701	5.500%,11/01/2038	909,280	0.1
13,638	5.500%,12/01/2038	15,410	0.0
13,676	5.500%,12/01/2038	15,405	0.0
18,761	5.500%,12/01/2038	21,189	0.0
132,508	5.500%,01/01/2039	149,516	0.0
23,684	5.500%,01/01/2039	26,752	0.0
86,807	5.500%,01/01/2040	97,381	0.0
92,320	5.500%,01/01/2040	104,291	0.0
87,030	5.500%,03/01/2040	98,120	0.0
113,239	5.500%,01/01/2041	122,707	0.0
62,994	5.750%,05/01/2037	69,034	0.0
123,203	5.800%,07/01/2037	135,047	0.0
67,753	5.800%,08/01/2037	74,427	0.0
39,478	5.800%,09/01/2037	43,382	0.0
76,409	5.800%,09/01/2037	83,966	0.0
5,645	6.000%,04/01/2028	6,331	0.0
51,826	6.000%,07/01/2028	57,290	0.0
3,705	6.000%,04/01/2036	4,261	0.0
11,668	6.000%,04/01/2036	13,431	0.0
231	6.000%,04/01/2036	256	0.0
36,518	6.000%,06/01/2036	42,032	0.0
12,184	6.000%,07/01/2036	14,040	0.0
76,154	6.000%,08/01/2036	87,623	0.0
4,937	6.000%,08/01/2036	5,490	0.0
11,604	6.000%,08/01/2036	13,370	0.0
70,167	6.000%,01/01/2037	79,718	0.0
55,605	6.000%,02/01/2037	64,078	0.0
3,465	6.000%,04/01/2037	3,991	0.0
19,972	6.000%,06/01/2037	23,025	0.0
1,567	6.000%,06/01/2037	1,801	0.0
356	6.000%,07/01/2037	410	0.0
8,884	6.000%,07/01/2037	10,238	0.0
7,720	6.000%,08/01/2037	8,558	0.0
6,766	6.000%,08/01/2037	7,482	0.0
158,268	6.000%,08/01/2037	178,112	0.0
2,457	6.000%,08/01/2037	2,828	0.0
4,296	6.000%,08/01/2037	4,943	0.0
27,956	6.000%,08/01/2037	32,152	0.0
9,612	6.000%,08/01/2037	11,077	0.0
6,917	6.000%,09/01/2037	7,941	0.0
18,785	6.000%,09/01/2037	21,547	0.0
3,457	6.000%,09/01/2037	3,973	0.0
19,659	6.000%,10/01/2037	21,751	0.0
15,982	6.000%,10/01/2037	18,383	0.0
11,954	6.000%,10/01/2037	13,775	0.0
6,051	6.000%,10/01/2037	6,689	0.0
3,383	6.000%,11/01/2037	3,756	0.0
3,509	6.000%,11/01/2037	4,044	0.0
33,761	6.000%,11/01/2037	38,830	0.0
67,605	6.000%,12/01/2037	77,668	0.0
980	6.000%,12/01/2037	1,084	0.0
3,175	6.000%,01/01/2038	3,654	0.0
22,360	6.000%,01/01/2038	25,767	0.0
25,983	6.000%,01/01/2038	29,771	0.0
2,519	6.000%,02/01/2038	2,788	0.0
19,919	6.000%,02/01/2038	22,079	0.0
18,158	6.000%,05/01/2038	20,323	0.0
1,804	6.000%,06/01/2038	2,077	0.0
37,657	6.000%,07/01/2038	43,353	0.0
66,329	6.000%,07/01/2038	75,033	0.0
286,740	6.000%,09/01/2038	329,638	0.0
10,723	6.000%,09/01/2038	12,358	0.0
11,214	6.000%,09/01/2038	12,404	0.0
1,139	6.000%,09/01/2038	1,292	0.0
19,736	6.000%,11/01/2038	22,708	0.0
149,191	6.000%,01/01/2039	170,814	0.0
187,014	6.000%,04/01/2039	215,298	0.0
48,850	6.000%,08/01/2039	56,295	0.0
62,964	6.000%,10/01/2039	72,275	0.0
101,118	6.000%,11/01/2039	112,174	0.0
25,255	6.000%,11/01/2039	29,069	0.0
2,315	6.000%,12/01/2039	2,663	0.0
80,379	6.000%,05/01/2040	92,469	0.0
59,696	6.150%,12/01/2037	66,250	0.0
74,425	6.150%,01/01/2038	82,691	0.0
85,106	6.150%,02/01/2038	94,433	0.0
159,284	6.150%,02/01/2038	177,124	0.0
840,000	6.250%,07/15/2032	1,241,670	0.1
13,573	6.500%,06/01/2036	15,462	0.0
2,654	6.500%,08/01/2036	3,055	0.0
48,325	6.500%,10/01/2036	55,018	0.0
1,506	6.500%,10/01/2036	1,721	0.0
21,354	6.500%,07/01/2037	24,206	0.0
7,552	6.500%,09/01/2037	8,425	0.0
3,962	6.500%,10/01/2037	4,437	0.0
4,592	6.500%,11/01/2037	5,195	0.0
10,651	6.500%,04/01/2038	12,139	0.0
22,463	6.500%,04/01/2038	25,528	0.0
3,599	6.500%,05/01/2038	4,014	0.0
632	6.500%,05/01/2038	705	0.0
2,178	6.500%,07/01/2038	2,429	0.0
1,329	6.500%,08/01/2038	1,495	0.0
8,177	6.500%,09/01/2038	9,120	0.0
271	6.500%,10/01/2038	307	0.0
8,035	6.500%,11/01/2038	9,153	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
57,664		6.500%,12/01/2038	$64,308	0.0
12,425		6.500%,12/01/2038	14,336	0.0
623,519		6.500%,12/01/2038	724,071	0.0
7,392		6.500%,12/01/2038	8,244	0.0
1,275		6.500%,12/01/2038	1,422	0.0
2,992		6.500%,01/01/2039	3,515	0.0
2,540,000		6.750%,03/15/2031	3,786,132	0.1
			217,751,256	7.1

		Federal National Mortgage Association: 1.3%(4)
2,420,000		1.500%,06/22/2020	2,413,780	0.1
5,318,524		3.000%,09/01/2046	5,369,424	0.2
20,543,348		3.500%,11/01/2051	21,367,554	0.7
1,342,317		3.720%,10/01/2029	1,481,847	0.0
70,449		5.700%,07/01/2036	72,315	0.0
15,718		5.700%,07/01/2036	15,736	0.0
805,000		6.625%,11/15/2030	1,180,209	0.0
3,430,000		7.125%,01/15/2030	5,100,390	0.2
1,560,000		7.250%,05/15/2030	2,354,529	0.1
			39,355,784	1.3

		Government National Mortgage Association: 7.8%
12,429,833		3.000%,04/15/2045	12,769,337	0.4
9,568,423		3.000%,07/20/2045	9,870,296	0.3
4,600,010		3.000%,04/20/2046	4,746,358	0.2
18,421,278		3.000%,07/20/2046	19,002,329	0.6
8,622,563		3.000%,07/20/2047	8,867,503	0.3
25,319,934		3.000%,04/20/2048	26,027,629	0.9
23,862,011		3.500%,03/20/2047	25,076,181	0.8
13,112,753		3.500%,09/20/2047	13,733,753	0.5
3,963,321		3.500%,01/20/2048	4,164,587	0.1
23,841,336		3.500%,02/20/2048	25,056,471	0.8
24,610,646		3.500%,02/20/2048	25,971,774	0.9
6,179,736		4.000%,10/20/2043	6,552,689	0.2
5,562,245		4.000%,03/20/2046	5,875,844	0.2
3,435,259		4.000%,03/20/2046	3,628,654	0.1
19,500,000	(5)	4.000%,11/20/2049	20,275,430	0.7
1,060,910		4.500%,02/20/2041	1,161,246	0.0
325,411		4.500%,03/20/2041	356,154	0.0
1,247,587		4.500%,05/20/2041	1,365,461	0.1
1,394,783		4.500%,06/20/2041	1,525,701	0.1
2,608,877		4.500%,07/20/2041	2,852,953	0.1
1,076,846		4.500%,09/20/2041	1,178,854	0.1
3,287,004		4.500%,10/20/2041	3,590,593	0.1
11,965		5.000%,10/15/2037	13,449	0.0
2,711		5.000%,04/15/2038	3,000	0.0
64,155		5.000%,03/15/2039	72,073	0.0
119,562		5.000%,08/15/2039	134,414	0.0
902,840		5.000%,09/15/2039	1,014,349	0.0
1,040,114		5.000%,09/15/2039	1,169,168	0.0
796,862		5.000%,02/15/2040	895,652	0.0
583,247		5.000%,04/15/2040	655,224	0.0
1,309,020		5.000%,06/15/2040	1,469,987	0.1
42,029		5.000%,07/15/2040	47,207	0.0
306,879		5.000%,04/15/2042	330,247	0.0
744,650		5.000%,04/20/2042	822,713	0.0
4,587,202		5.000%,06/20/2048	4,838,697	0.2
33,605		5.500%,07/20/2038	37,649	0.0
439,773		5.500%,09/20/2039	492,775	0.0
31,579		5.500%,10/20/2039	35,280	0.0
18,400		5.500%,11/20/2039	20,586	0.0
734,560		5.500%,11/20/2039	823,250	0.0
10,979		5.500%,12/20/2040	12,465	0.0
34,400		5.500%,01/20/2041	38,676	0.0
232,770		5.500%,03/20/2041	260,154	0.0
341,051		5.500%,04/20/2041	382,492	0.0
555,988		5.500%,05/20/2041	623,092	0.0
538,551		5.500%,06/20/2041	614,439	0.0
16,572		6.000%,10/15/2036	18,922	0.0
53,001		6.000%,08/15/2037	59,004	0.0
41,515		6.000%,11/15/2037	46,219	0.0
9,080		6.000%,12/15/2037	10,048	0.0
23,725		6.000%,01/15/2038	27,178	0.0
25,225		6.000%,01/15/2038	28,815	0.0
26,747		6.000%,02/15/2038	30,613	0.0
77,419		6.000%,02/15/2038	87,075	0.0
519		6.000%,02/15/2038	586	0.0
845		6.000%,04/15/2038	935	0.0
188,827		6.000%,05/15/2038	217,006	0.0
153,748		6.000%,05/15/2038	175,612	0.0
26,685		6.000%,07/15/2038	30,680	0.0
63,412		6.000%,09/15/2038	72,923	0.0
57,256		6.000%,11/15/2038	63,914	0.0
786,448		6.000%,08/20/2040	870,952	0.0
			240,197,317	7.8

		Other U.S. Agency Obligations: 0.5%
1,500,000	(2)	1.875%,08/15/2022	1,508,064	0.1
5,000,000		2.400%,09/21/2026	5,212,142	0.2
10,000		6.150%,01/15/2038	15,298	0.0
5,000,000		7.125%,05/01/2030	7,398,172	0.2
			14,133,676	0.5

		Uniform Mortgage-Backed Security: 10.6%
18,174,000	(5)	4.500%,10/25/2049	19,140,914	0.6
4,683,664		2.500%,09/01/2027	4,732,399	0.2
4,790,770		2.500%,06/01/2030	4,846,457	0.2
6,914,489		2.500%,06/01/2030	6,994,862	0.2
2,805,604		2.500%,07/01/2030	2,838,205	0.1
18,389,696		2.500%,04/01/2037	18,478,300	0.6
1,797,498		3.000%,06/01/2026	1,838,352	0.1
6,469,702		3.000%,08/01/2030	6,660,841	0.2
2,847,120		3.000%,09/01/2030	2,933,948	0.1
18,912,643		3.000%,12/01/2042	19,511,141	0.6
10,500,295		3.000%,07/01/2043	10,826,158	0.4
5,322,840		3.000%,09/01/2043	5,487,793	0.2
5,432,647		3.000%,07/01/2046	5,594,469	0.2
2,131,624		3.000%,08/01/2046	2,193,801	0.1
21,774,367		3.000%,12/01/2046	22,308,713	0.7
4,610,717		3.500%,05/01/2029	4,768,356	0.2
1,419,491		3.500%,03/01/2041	1,491,629	0.1
1,521,497		3.500%,12/01/2041	1,598,703	0.1
2,772,501		3.500%,01/01/2042	2,912,872	0.1
5,936,905		3.500%,10/01/2042	6,239,506	0.2
14,223,059		3.500%,11/01/2042	14,948,596	0.5
5,536,913		3.500%,01/01/2046	5,832,381	0.2
8,415,365		3.500%,02/01/2046	8,864,262	0.3
4,082,190		3.500%,02/01/2046	4,300,031	0.1
10,020,495		3.500%,04/01/2046	10,449,247	0.4
2,100,816		4.000%,09/01/2026	2,189,358	0.1
189,734		4.000%,10/01/2040	202,782	0.0
855,819		4.000%,10/01/2040	918,219	0.0
15,655,666		4.000%,11/01/2040	16,731,905	0.6
1,682,877		4.000%,12/01/2040	1,807,715	0.1
1,312,993		4.000%,12/01/2040	1,403,414	0.1
2,689,273		4.000%,02/01/2041	2,873,768	0.1
432,348		4.000%,03/01/2041	462,108	0.0
417,403		4.000%,04/01/2041	446,173	0.0
264,778		4.000%,08/01/2041	274,890	0.0
320,095		4.000%,09/01/2041	342,228	0.0
3,374,779		4.000%,11/01/2041	3,607,184	0.1
454,587		4.000%,12/01/2041	485,949	0.0
1,124,936		4.000%,01/01/2042	1,202,365	0.0
720,011		4.000%,07/01/2042	769,748	0.0
2,337,018		4.000%,12/01/2042	2,502,163	0.1
2,167,453		4.000%,07/01/2043	2,309,332	0.1
1,176,022		4.000%,02/01/2044	1,259,779	0.1
1,871,546		4.000%,02/01/2044	2,004,863	0.1
563,834		4.000%,03/01/2044	599,850	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Security: (continued)
1,773,048	4.000%,05/01/2045	$1,876,652	0.1
9,649,291	4.000%,06/01/2045	10,195,991	0.3
2,596,536	4.000%,07/01/2045	2,781,499	0.1
2,475,691	4.000%,07/01/2045	2,637,599	0.1
3,875,267	4.000%,07/01/2045	4,174,009	0.1
1,204,803	4.000%,07/01/2045	1,267,095	0.1
3,369,430	4.000%,02/01/2046	3,568,438	0.1
11,967,191	4.000%,02/01/2048	12,477,962	0.4
976,177	4.000%,03/01/2048	1,018,814	0.0
2,364,992	4.000%,03/01/2048	2,470,483	0.1
2,280,729	4.500%,07/01/2026	2,376,408	0.1
5,080	4.500%,06/01/2034	5,502	0.0
18,648	4.500%,05/01/2035	20,178	0.0
1,917	4.500%,03/01/2038	2,075	0.0
1,211	4.500%,05/01/2038	1,286	0.0
4,324	4.500%,05/01/2038	4,550	0.0
13,840	4.500%,06/01/2038	14,978	0.0
8,949	4.500%,07/01/2038	9,415	0.0
27,257	4.500%,09/01/2038	28,658	0.0
506,672	4.500%,03/01/2039	548,773	0.0
20,381	4.500%,04/01/2039	22,070	0.0
31,028	4.500%,04/01/2039	33,591	0.0
648,030	4.500%,07/01/2039	702,015	0.0
1,562,499	4.500%,09/01/2039	1,692,292	0.1
1,158,701	4.500%,10/01/2039	1,255,353	0.1
316,649	4.500%,12/01/2039	342,979	0.0
366,940	4.500%,12/01/2039	397,756	0.0
433,860	4.500%,12/01/2039	470,233	0.0
234,976	4.500%,03/01/2040	254,733	0.0
237,603	4.500%,10/01/2040	253,882	0.0
326,883	4.500%,10/01/2040	354,340	0.0
307,012	4.500%,10/01/2040	332,744	0.0
580,627	4.500%,03/01/2041	622,235	0.0
328,264	4.500%,04/01/2041	345,718	0.0
2,891,936	4.500%,06/01/2041	3,135,529	0.1
258,668	4.500%,06/01/2041	280,362	0.0
265,600	4.500%,06/01/2041	287,968	0.0
193,737	4.500%,06/01/2041	204,083	0.0
118,312	4.500%,07/01/2041	128,254	0.0
4,698,415	4.500%,07/01/2041	5,093,878	0.2
200,591	4.500%,07/01/2041	217,487	0.0
1,618,718	4.500%,08/01/2041	1,755,056	0.1
166,271	4.500%,08/01/2041	176,885	0.0
1,525,426	4.500%,08/01/2041	1,653,253	0.1
997,265	5.000%,03/01/2027	1,034,035	0.0
80,294	5.000%,07/01/2033	86,958	0.0
105,382	5.000%,02/01/2034	112,893	0.0
19,546	5.000%,11/01/2034	21,573	0.0
1,934,510	5.000%,02/01/2035	2,136,654	0.1
341,960	5.000%,06/01/2035	377,770	0.0
26,488	5.000%,08/01/2035	29,227	0.0
277,438	5.000%,09/01/2035	299,888	0.0
88,223	5.000%,09/01/2035	97,344	0.0
215,813	5.000%,09/01/2035	238,171	0.0
26,271	5.000%,10/01/2035	28,997	0.0
384,373	5.000%,03/01/2036	424,714	0.0
494,965	5.000%,03/01/2036	546,972	0.0
336,949	5.000%,05/01/2036	371,923	0.0
4,067	5.000%,05/01/2036	4,494	0.0
62,522	5.000%,06/01/2036	69,094	0.0
689,703	5.000%,12/01/2036	762,202	0.0
52,368	5.000%,12/01/2036	57,833	0.0
160,046	5.000%,07/01/2037	176,934	0.0
118,681	5.000%,01/01/2038	131,001	0.0
526,021	5.000%,02/01/2038	581,323	0.0
239,182	5.000%,02/01/2038	264,308	0.0
494,525	5.000%,08/01/2038	546,561	0.0
270,085	5.000%,07/01/2040	298,475	0.0
90,534	5.000%,07/01/2040	99,049	0.0
212	5.500%,04/01/2021	214	0.0
4,346	5.500%,10/01/2021	4,402	0.0
19,992	5.500%,11/01/2021	20,314	0.0
1,533	5.500%,11/01/2021	1,545	0.0
64,997	5.500%,11/01/2021	66,144	0.0
110,876	5.500%,12/01/2021	112,884	0.0
91,498	5.500%,12/01/2021	93,690	0.0
10,751	5.500%,12/01/2021	10,824	0.0
1,655	5.500%,01/01/2022	1,686	0.0
1,656	5.500%,01/01/2022	1,661	0.0
2,951	5.500%,01/01/2022	3,007	0.0
14,363	5.500%,02/01/2022	14,678	0.0
1,066	5.500%,04/01/2022	1,090	0.0
8,830	5.500%,06/01/2022	9,044	0.0
10,503	5.500%,06/01/2022	10,688	0.0
18,526	5.500%,07/01/2022	18,982	0.0
1,260	5.500%,07/01/2022	1,298	0.0
1,731	5.500%,08/01/2022	1,765	0.0
4,432	5.500%,09/01/2022	4,558	0.0
31,824	5.500%,09/01/2022	32,660	0.0
4,630	5.500%,01/01/2023	4,757	0.0
2,926	5.500%,02/01/2023	3,004	0.0
6,297	5.500%,03/01/2023	6,473	0.0
2,238	5.500%,04/01/2023	2,332	0.0
9,024	5.500%,06/01/2023	9,297	0.0
9,269	5.500%,08/01/2023	9,697	0.0
23,915	5.500%,08/01/2023	25,007	0.0
2,981	5.500%,08/01/2023	3,071	0.0
1,549	5.500%,08/01/2023	1,598	0.0
18,336	5.500%,09/01/2023	18,957	0.0
5,956	5.500%,10/01/2023	5,982	0.0
9,530	5.500%,11/01/2023	9,818	0.0
2,993	5.500%,11/01/2023	3,086	0.0
1,059	5.500%,11/01/2023	1,090	0.0
72,539	5.500%,02/01/2024	75,197	0.0
1,327	5.500%,03/01/2024	1,338	0.0
7,171	5.500%,07/01/2024	7,521	0.0
14,227	5.500%,07/01/2024	14,472	0.0
2,255	5.500%,05/01/2025	2,299	0.0
29,209	5.500%,08/01/2025	30,638	0.0
2,293	5.500%,07/01/2027	2,481	0.0
582	5.500%,08/01/2027	630	0.0
113,590	5.500%,03/01/2034	128,418	0.0
93,711	5.500%,04/01/2034	105,692	0.0
43,780	5.500%,11/01/2034	49,532	0.0
42,338	5.500%,12/01/2034	47,913	0.0
536,826	5.500%,02/01/2035	607,525	0.0
75,960	5.500%,05/01/2035	85,966	0.0
78,845	5.500%,09/01/2035	89,084	0.0
493,364	5.500%,09/01/2035	548,266	0.0
101,915	5.500%,04/01/2036	115,322	0.0
58,493	5.500%,04/01/2036	66,051	0.0
21,539	5.500%,05/01/2036	24,334	0.0
74,377	5.500%,06/01/2036	84,042	0.0
255,082	5.500%,07/01/2036	288,557	0.0
142,788	5.500%,11/01/2036	161,604	0.0
214,104	5.500%,12/01/2036	242,317	0.0
459,638	5.500%,12/01/2036	519,164	0.0
69,557	5.500%,01/01/2037	78,720	0.0
301,312	5.500%,03/01/2037	340,239	0.0
680,867	5.500%,03/01/2037	769,659	0.0
58,964	5.500%,03/01/2037	66,624	0.0
271,179	5.500%,08/01/2037	306,904	0.0
1,021	5.500%,01/01/2038	1,150	0.0
747	5.500%,01/01/2038	840	0.0
2,586	5.500%,01/01/2038	2,903	0.0
12,228	5.500%,03/01/2038	13,779	0.0
17,242	5.500%,05/01/2038	19,434	0.0
40,974	5.500%,06/01/2038	46,270	0.0
1,295,814	5.500%,09/01/2038	1,461,601	0.1
294,533	5.500%,12/01/2038	331,727	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Security: (continued)
72,510	5.500%,06/01/2039	$81,880	0.0
13,941	5.500%,04/01/2040	15,130	0.0
39,557	5.500%,05/01/2040	42,832	0.0
241,534	5.500%,06/01/2040	261,589	0.0
8,130	6.000%,01/01/2034	9,155	0.0
2,996	6.000%,07/01/2034	3,315	0.0
58,064	6.000%,12/01/2034	66,869	0.0
31,039	6.000%,05/01/2035	34,573	0.0
15,903	6.000%,01/01/2036	17,578	0.0
32,882	6.000%,01/01/2036	36,371	0.0
21,520	6.000%,02/01/2036	24,737	0.0
27,778	6.000%,03/01/2036	31,487	0.0
15,595	6.000%,03/01/2036	17,427	0.0
7,164	6.000%,04/01/2036	8,239	0.0
32,830	6.000%,04/01/2036	37,728	0.0
62,034	6.000%,05/01/2036	71,289	0.0
316	6.000%,06/01/2036	353	0.0
16,530	6.000%,08/01/2036	19,002	0.0
1,787	6.000%,08/01/2036	1,975	0.0
44,410	6.000%,09/01/2036	49,557	0.0
44,550	6.000%,09/01/2036	49,456	0.0
45,264	6.000%,09/01/2036	52,021	0.0
17,690	6.000%,09/01/2036	20,065	0.0
22,208	6.000%,10/01/2036	24,697	0.0
11,803	6.000%,10/01/2036	13,166	0.0
171,164	6.000%,12/01/2036	190,269	0.0
450,053	6.000%,12/01/2036	517,054	0.0
71,734	6.000%,01/01/2037	80,001	0.0
6,766	6.000%,02/01/2037	7,542	0.0
5,470	6.000%,04/01/2037	6,044	0.0
91,591	6.000%,07/01/2037	105,394	0.0
1,092	6.000%,08/01/2037	1,248	0.0
2,711	6.000%,08/01/2037	3,109	0.0
28,022	6.000%,08/01/2037	32,163	0.0
2,019	6.000%,09/01/2037	2,311	0.0
13,168	6.000%,09/01/2037	15,123	0.0
373	6.000%,09/01/2037	429	0.0
24,572	6.000%,09/01/2037	28,159	0.0
5,453	6.000%,09/01/2037	6,177	0.0
50,785	6.000%,09/01/2037	56,135	0.0
960	6.000%,10/01/2037	1,072	0.0
2,115	6.000%,10/01/2037	2,423	0.0
2,570	6.000%,10/01/2037	2,876	0.0
308	6.000%,10/01/2037	353	0.0
17,919	6.000%,11/01/2037	20,561	0.0
2,313	6.000%,11/01/2037	2,648	0.0
6,141	6.000%,11/01/2037	6,819	0.0
7,193	6.000%,11/01/2037	7,947	0.0
25,542	6.000%,11/01/2037	29,161	0.0
50,235	6.000%,11/01/2037	57,627	0.0
13,197	6.000%,12/01/2037	15,162	0.0
5,859	6.000%,12/01/2037	6,690	0.0
28,853	6.000%,12/01/2037	33,125	0.0
40,453	6.000%,12/01/2037	45,872	0.0
4,105	6.000%,01/01/2038	4,546	0.0
12,199	6.000%,01/01/2038	13,547	0.0
83,627	6.000%,02/01/2038	95,539	0.0
767	6.000%,02/01/2038	847	0.0
6,211	6.000%,03/01/2038	6,983	0.0
125,416	6.000%,03/01/2038	139,405	0.0
19,586	6.000%,04/01/2038	22,517	0.0
341,349	6.000%,04/01/2038	392,965	0.0
23,702	6.000%,05/01/2038	27,232	0.0
21,084	6.000%,05/01/2038	23,434	0.0
1,898	6.000%,06/01/2038	2,106	0.0
14,892	6.000%,07/01/2038	16,598	0.0
26,002	6.000%,07/01/2038	28,877	0.0
883	6.000%,08/01/2038	977	0.0
3,487	6.000%,08/01/2038	3,955	0.0
17,922	6.000%,09/01/2038	19,833	0.0
35,743	6.000%,09/01/2038	39,666	0.0
6,886	6.000%,09/01/2038	7,608	0.0
67,577	6.000%,10/01/2038	76,582	0.0
75,175	6.000%,10/01/2038	86,429	0.0
21,714	6.000%,10/01/2038	24,889	0.0
15,418	6.000%,05/01/2039	17,036	0.0
642,571	6.000%,10/01/2039	740,109	0.0
28,388	6.000%,11/01/2039	32,580	0.0
847	6.500%,04/01/2030	944	0.0
59,898	6.500%,02/01/2034	66,763	0.0
8,367	6.500%,11/01/2034	9,731	0.0
11,348	6.500%,01/01/2036	13,002	0.0
31,014	6.500%,03/01/2036	36,969	0.0
56,056	6.500%,04/01/2036	64,328	0.0
595	6.500%,05/01/2036	669	0.0
4,257	6.500%,06/01/2036	4,745	0.0
48,396	6.500%,07/01/2036	55,217	0.0
1,438	6.500%,07/01/2036	1,668	0.0
3,162	6.500%,07/01/2036	3,650	0.0
54,983	6.500%,07/01/2036	61,307	0.0
22,379	6.500%,07/01/2036	26,177	0.0
5,343	6.500%,07/01/2036	5,957	0.0
591	6.500%,08/01/2036	665	0.0
114,960	6.500%,09/01/2036	134,217	0.0
17,247	6.500%,09/01/2036	19,923	0.0
1,282	6.500%,09/01/2036	1,464	0.0
8,932	6.500%,09/01/2036	9,959	0.0
859	6.500%,11/01/2036	967	0.0
3,722	6.500%,11/01/2036	4,299	0.0
3,004	6.500%,12/01/2036	3,387	0.0
13,373	6.500%,12/01/2036	14,904	0.0
26,546	6.500%,01/01/2037	30,065	0.0
346	6.500%,01/01/2037	396	0.0
35,183	6.500%,01/01/2037	39,828	0.0
6,583	6.500%,01/01/2037	7,338	0.0
16,118	6.500%,02/01/2037	17,974	0.0
12,153	6.500%,03/01/2037	13,551	0.0
109,445	6.500%,03/01/2037	127,405	0.0
33,015	6.500%,03/01/2037	36,801	0.0
6,654	6.500%,03/01/2037	7,670	0.0
1,728	6.500%,04/01/2037	1,926	0.0
813	6.500%,07/01/2037	949	0.0
3,750	6.500%,08/01/2037	4,247	0.0
2,221	6.500%,08/01/2037	2,531	0.0
2,794	6.500%,08/01/2037	3,114	0.0
495	6.500%,09/01/2037	565	0.0
110,078	6.500%,09/01/2037	122,748	0.0
2,281	6.500%,09/01/2037	2,599	0.0
18,564	6.500%,09/01/2037	20,982	0.0
7,339	6.500%,09/01/2037	8,386	0.0
76,273	6.500%,09/01/2037	88,654	0.0
1,293	6.500%,09/01/2037	1,470	0.0
23,309	6.500%,10/01/2037	25,990	0.0
28,887	6.500%,10/01/2037	32,956	0.0
2,409	6.500%,10/01/2037	2,774	0.0
8,441	6.500%,10/01/2037	10,010	0.0
795	6.500%,10/01/2037	886	0.0
128,361	6.500%,11/01/2037	146,953	0.0
62,080	6.500%,12/01/2037	69,208	0.0
12,340	6.500%,12/01/2037	14,279	0.0
9,016	6.500%,12/01/2037	10,051	0.0
5,439	6.500%,12/01/2037	6,069	0.0
1,444	6.500%,12/01/2037	1,610	0.0
1,334	6.500%,12/01/2037	1,487	0.0
1,530	6.500%,12/01/2037	1,705	0.0
2,883	6.500%,12/01/2037	3,213	0.0
537	6.500%,01/01/2038	599	0.0
20,030	6.500%,01/01/2038	22,737	0.0
18,389	6.500%,02/01/2038	20,492	0.0
45,147	6.500%,03/01/2038	53,031	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
48,274		6.500%,04/01/2038	$55,069	0.0
4,072		6.500%,05/01/2038	4,540	0.0
69,216		6.500%,08/01/2038	77,279	0.0
158,859		6.500%,08/01/2038	177,073	0.0
54,599		6.500%,08/01/2038	60,872	0.0
20,288		6.500%,09/01/2038	22,760	0.0
23,276		6.500%,09/01/2038	26,177	0.0
232,862		6.500%,10/01/2038	278,529	0.0
14,006		6.500%,10/01/2038	16,061	0.0
4,002		6.500%,10/01/2038	4,643	0.0
50,072		6.500%,10/01/2038	55,822	0.0
24,102		6.500%,11/01/2038	28,093	0.0
56,262		6.500%,01/01/2039	65,610	0.0
1,292		6.500%,01/01/2039	1,488	0.0
15,647		6.500%,03/01/2039	17,662	0.0
5,380		6.500%,09/01/2039	5,997	0.0
			326,230,780	10.6

	Total U.S. Government Agency Obligations
	(Cost $811,393,357)		837,668,813	27.3

SOVEREIGN BONDS: 2.4%
3,000,000	(2)	Colombia Government International Bond, 4.000%, 02/26/2024	3,165,750	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,781,207	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	502,971	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	527,580	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,077,085	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,018,741	0.0
1,000,000		Japan Bank for International Cooperation, 1.750%, 05/28/2020	998,186	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	5,010,056	0.2
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	3,036,257	0.1
1,800,000	(1),(2)	Kommunalbanken AS, 2.500%, 01/11/2023	1,855,843	0.1
500,000	(2)	Korea International Bond, 4.125%, 06/10/2044	629,132	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	5,425,000	0.2
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	2,095,114	0.1
4,000,000	(2)	Peruvian Government International Bond, 6.550%, 03/14/2037	5,855,040	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,547,669	0.2
5,000,000	(2)	Province of Alberta Canada, 2.950%, 01/23/2024	5,245,147	0.2
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	3,076,168	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/2020	998,851	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,471,899	0.4
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,576,346	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,184,754	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,243,780	0.1

	Total Sovereign Bonds (Cost $70,698,909)		74,322,576	2.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.3%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,102,939	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,486,647	0.2
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.500%, 12/10/2054	1,106,281	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,218,630	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,077,813	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	682,337	0.0
315,000	(3)	COMM 2015-PC1 B, 4.584%, 07/10/2050	339,087	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,046,108	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,054,301	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,083,609	0.0
1,000,000	(1),(3)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/2034	1,020,086	0.0
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,023,641	0.1
6,000,000	(3)	Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	6,119,321	0.2
2,000,000	(3)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	2,060,311	0.1
5,000,000	(3)	Ginnie Mae 2011-38 D, 3.617%, 01/16/2051	5,268,818	0.2
108,680	(3)	Ginnie Mae 2011-53 B, 3.983%, 05/16/2051	111,297	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,208,841	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,155,917	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	$1,046,535	0.0
1,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.201%, 01/15/2046	1,058,808	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,864,316	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,110,586	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,293,835	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,291,722	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,120,656	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,344,310	0.1
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.291%, 03/15/2048	229,369	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	103,655	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.554%, 09/15/2047	103,639	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	1,044,329	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,125,325	0.1
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,517,723	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,124,408	0.1

	Total Commercial Mortgage-Backed Securities (Cost $68,144,744)		69,545,200	2.3

SUPRANATIONAL BONDS: 1.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,198,087	0.1
300,000		Asian Development Bank, 2.125%, 03/19/2025	307,603	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	2,016,472	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	995,590	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,126,457	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,687,664	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/2020	2,068,323	0.1
3,000,000		European Investment Bank, 2.250%, 03/15/2022	3,043,642	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,060,095	0.1
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	3,009,835	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	1,001,633	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	1,167,332	0.1

	Total Supranational Bonds (Cost $29,158,450)		29,682,733	1.0

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.5%
1,000,000		Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/2021	999,566	0.0
1,000,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	1,000,659	0.0
150,000		BMW Vehicle Lease Trust 2017-2 A4, 2.190%, 03/22/2021	150,062	0.0
1,000,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	1,003,739	0.1
250,000		Carmax Auto Owner Trust 2019-2 A2A, 2.690%, 07/15/2022	251,537	0.0
200,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	205,590	0.0
1,150,000		Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,182,546	0.1
1,050,000		Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,074,870	0.1
1,000,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	1,003,781	0.1
476,070		GM Financial Consumer Automobile Receivables Trust 2019-2 D, 2.660%, 06/16/2022	478,086	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
350,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	$352,251	0.0
750,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	775,917	0.0
800,000		Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	814,110	0.0
1,000,000	(1)	Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,019,090	0.1
383,796		Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	384,876	0.0
150,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	152,877	0.0
600,000		Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	613,734	0.0
500,000		Santander Drive Auto Receivables Trust 2019-1 A3, 3.000%, 12/15/2022	503,761	0.0
100,000		Santander Drive Auto Receivables Trust 2019-2 A2, 2.630%, 07/15/2022	100,366	0.0
500,000		Santander Drive Auto Receivables Trust 2019-2 A3, 2.590%, 05/15/2023	503,809	0.0
650,000	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	654,501	0.0
350,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	352,199	0.0
350,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	352,668	0.0
950,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	950,407	0.0
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	349,796	0.0
			15,230,798	0.5

		Credit Card Asset-Backed Securities: 0.2%
1,500,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,499,108	0.1
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,013,896	0.0
1,100,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	1,096,833	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	1,014,025	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	1,012,124	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	509,470	0.0
			6,145,456	0.2

		Other Asset-Backed Securities: 0.0%
176,595		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	176,362	0.0
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,651,003	0.0
			1,827,365	0.0

	Total Asset-Backed Securities (Cost $22,982,532)		23,203,619	0.7

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
500,000		Santander UK PLC, 3.400%, 06/01/2021	508,822	0.0

	Total Convertible Bonds/Notes
	(Cost $500,750)		508,822	0.0

	Total Long-Term Investments
	(Cost $2,938,235,908)		3,070,388,834	100.1

SHORT-TERM INVESTMENTS: 7.0%
		Commercial Paper: 1.9%
12,000,000		American Electric Power Co., Inc., 2.300%, 10/28/2019	11,978,851	0.4
1,775,000	(6)	Barclays PLC, 2.140%, 11/26/2019	1,769,123	0.1
14,000,000		CVS Health Corp., 2.380%, 10/01/2019	13,999,085	0.4
4,900,000		E. I. du Pont de Nemours and Co., 2.280%, 11/08/2019	4,888,109	0.1
3,386,000		General Electric Co., 2.330%, 11/25/2019	3,373,954	0.1
5,500,000		Lowe's Cos, Inc., 2.100%, 10/01/2019	5,500,000	0.2
17,500,000		Sysco Corp., 2.470%, 10/01/2019	17,498,814	0.6
			59,007,936	1.9

		Floating Rate Notes: 2.1%
1,100,000	(6)	Bank of America Corp., 2.140%, 11/07/2019	1,100,042	0.0
500,000	(6)	Bank of America Corp., 2.310%, 11/08/2019	500,020	0.0
1,450,000	(6)	Bank of Montreal, 2.220%, 01/21/2020	1,449,961	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes: (continued)
2,231,000	(6)	Bedford Row Funding, 2.120%, 11/25/2019	$2,230,909	0.1
2,995,000	(6)	BNP Paribas, 2.270%, 03/04/2020	2,994,738	0.1
300,000	(6)	Coöperatieve Rabobank U.A., 2.180%, 11/01/2019	299,990	0.0
1,500,000	(6)	Crédit Agricole Group, 2.170%, 11/07/2019	1,499,924	0.1
800,000	(6)	Credit Suisse Group AG, 2.190%, 10/10/2019	800,005	0.0
1,800,000	(6)	DNB ASA, 2.150%, 10/10/2019	1,799,990	0.1
1,000,000	(6)	DNB ASA, 2.180%, 11/04/2019	999,974	0.0
1,575,000	(6)	DNB ASA, 2.270%, 03/04/2020	1,574,859	0.1
2,650,000	(6)	HSBC Holdings PLC, 2.180%, 12/27/2019	2,650,218	0.1
1,600,000	(6)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	1,599,949	0.1
1,700,000	(6)	Lloyds Bank PLC, 2.160%, 11/08/2019	1,699,982	0.1
900,000	(6)	Lloyds Bank PLC, 2.220%, 11/01/2019	900,003	0.0
1,100,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	1,099,988	0.0
2,325,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.240%, 02/28/2020	2,324,697	0.1
2,600,000	(6)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	2,599,974	0.1
2,700,000	(6)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	2,700,001	0.1
1,800,000	(6)	National Bank Of Canada, 2.150%, 10/10/2019	1,799,990	0.1
1,500,000	(6)	National Bank Of Canada, 2.160%, 11/06/2019	1,499,957	0.1
600,000	(6)	National Bank Of Canada, 2.210%, 02/27/2020	599,931	0.0
900,000	(6)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	899,987	0.0
800,000	(6)	Royal Bank Of Canada, 2.150%, 10/11/2019	799,993	0.0
1,700,000	(6)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	1,699,946	0.1
2,950,000	(6)	Societe Generale, 2.220%, 12/02/2019	2,950,047	0.1
2,600,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.130%, 10/25/2019	2,599,949	0.1
600,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.190%, 10/01/2019	600,000	0.0
800,000	(6)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	799,992	0.0
2,600,000	(6)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	2,599,991	0.1
1,000,000	(6)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	999,992	0.0
1,000,000	(6)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	1,000,004	0.0
979,000	(6)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	978,994	0.0
600,000	(6)	Toronto-Dominion Bank, 2.130%, 02/27/2020	600,046	0.0
800,000	(6)	Toronto-Dominion Bank, 2.140%, 10/09/2019	799,994	0.0
3,050,000	(6)	Toyota Motor Corp., 2.290%, 03/02/2020	3,050,118	0.1
3,500,000	(6)	U.S. Bancorp, 2.120%, 11/25/2019	3,499,748	0.1
1,815,000	(6)	Wells Fargo & Co., 2.180%, 11/04/2019	1,814,952	0.1
2,756,000	(6)	Wells Fargo & Co., 2.180%, 12/03/2019	2,755,853	0.1
			63,174,708	2.1

		Repurchase Agreements: 2.8%
7,611,177	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $7,611,677, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,763,401, due 10/25/19-07/15/61)	7,611,177	0.2
35,436,931	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $35,439,251, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $36,148,069, due 10/15/19-09/09/49)	35,436,931	1.1
35,436,931	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $35,439,232, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $36,145,670, due 10/15/19-09/01/49)	35,436,931	1.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: (continued)
8,539,809	(6) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $8,540,399, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,710,629, due 04/15/21-09/09/49)	$8,539,809	0.3
		87,024,848	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
5,274,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $5,274,000)	5,274,000	0.2

	Total Short-Term Investments (Cost $214,485,064)	214,481,492	7.0

	Total Investments in Securities (Cost $3,152,720,972)	$3,284,870,326	107.1
	Liabilities in Excess of Other Assets	(218,724,448)	(7.1)
	Net Assets	$3,066,145,878	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$858,237,531	$–	$858,237,531
Collateralized Mortgage Obligations	–	3,083,758	–	3,083,758
Municipal Bonds	–	36,322,815	–	36,322,815
Asset-Backed Securities	–	23,203,619	–	23,203,619
Sovereign Bonds	–	74,322,576	–	74,322,576
U.S. Government Agency Obligations	–	837,668,813	–	837,668,813
Supranational Bonds	–	29,682,733	–	29,682,733
Commercial Mortgage-Backed Securities	–	69,545,200	–	69,545,200
Convertible Bonds/Notes	–	508,822	–	508,822
U.S. Treasury Obligations	–	1,137,812,967	–	1,137,812,967
Short-Term Investments	5,274,000	209,207,492	–	214,481,492
Total Investments, at fair value	$5,274,000	$3,279,596,326	$–	$3,284,870,326
Other Financial Instruments+
Futures	1,993	–	–	1,993
Total Assets	$5,275,993	$3,279,596,326	$–	$3,284,872,319
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,650)	$–	$(1,650)
Futures	(14,777)	–	–	(14,777)
Total Liabilities	$(14,777)	$(1,650)	$–	$(16,427)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	23	12/31/19	$2,740,414	$(14,777)
			$2,740,414	$(14,777)
Short Contracts:
U.S. Treasury 2-Year Note	(4)	12/31/19	(862,000)	1,993
			$(862,000)	$1,993

At September 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 33, Version 1	Buy	(1.000)	12/20/24	USD	25,000,000	$(497,000)	$(1,650)
						$(497,000)	$(1,650)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Currency Abbreviations
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,157,719,031.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$134,556,554
Gross Unrealized Depreciation	(7,565,043)

Net Unrealized Appreciation	$126,991,511